Revenue - Performance Obligations Satisfied in Previous Years (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue recognized for performance obligations satisfied in previous years	€ 78	€ 81